Business Combination - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	2 Months Ended	3 Months Ended	8 Months Ended	9 Months Ended
	Sep. 22, 2025	Sep. 30, 2025	Sep. 11, 2025	Sep. 30, 2024	Sep. 11, 2025	Sep. 30, 2024	Sep. 12, 2025	Dec. 31, 2024
Business Combination [Line Items]
Transaction costs		$ 7,484	$ 10,280	$ 0	$ 15,717	$ 0
Goodwill and intangible asset impairment		140,785	0	$ 0	0	$ 0
Goodwill		0						$ 0
Intangible assets, net		$ 361						$ 187
Class A Common Stock
Business Combination [Line Items]
Par value (in USD per share)		$ 0.001						$ 0.001
Asset Entities, Inc.
Business Combination [Line Items]
Transaction costs		$ 5,600	$ 10,300		$ 15,700
Goodwill							$ 140,039
Semler Scientific, Inc.
Business Combination [Line Items]
Transaction costs		$ 1,800
Number of shares issued per acquiree share (in shares)	21.05
Semler Scientific, Inc. | Class A Common Stock
Business Combination [Line Items]
Par value (in USD per share)	$ 0.001
Semler Scientific, Inc. | Semler Scientific, Inc.
Business Combination [Line Items]
Par value (in USD per share)	$ 0.001